OPERATING SEGMENTS AND GEOGRAPHIC AREAS (Schedule of Revenue by Geographic Area and Other Details) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 segments years manufacturingsites countries products brinesandwells wells employees		Dec. 31, 2009		Dec. 31, 2008
Sales by operating segment [Line Items]
Number Of Countries With Customers Of Company	160
Number Of Countries With Manufacturing Sites Of Company	35
Number Of Manufacturing Sites	188
Entity Number of Employees	50,000
Number Of Products Manufactured	5,000
Sales to external customers	$ 53,674		$ 44,875		$ 57,361
Long-lived assets	17,668	[1]	18,141	[1]	14,294	[1]
Number of Operating Segments	6
U. S. [Member]
Sales by operating segment [Line Items]
Number Of Manufacturing Sites	55
Sales to external customers	17,497		14,145		18,306
Long-lived assets	8,393	[1]	9,212	[1]	7,631	[1]
Percent of Long Lived Assets	0.48
Europe Middle East And Africa [Member]
Sales by operating segment [Line Items]
Sales to external customers	18,464	[2]	16,010	[2]	22,910	[2]
Long-lived assets	4,501	[1],[2]	4,021	[1],[2]	3,302	[1],[2]
GERMANY
Sales by operating segment [Line Items]
Entity Wide Disclosure On Geographic Areas Long Lived Assets In Individual Foreign Countries Percent	9.00%		11.00%		14.00%
Rest of World [Member]
Sales by operating segment [Line Items]
Sales to external customers	17,713		14,720		16,145
Long-lived assets	$ 4,774	[1]	$ 4,908	[1]	$ 3,361	[1]

[1]	Long-lived assets in Germany represented 9 percent of the total at December 31, 2010, 11 percent of the total at December 31, 2009 and 14 percent of the total at December 31, 2008.
[2]	Sales to customers in the Middle East and Africa, previously reported in Rest of World, are now aligned with Europe, Middle East and Africa; prior period sales have been adjusted to reflect this realignment.